Transactions with Related Parties - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	₩ 17,234	₩ 18,417	₩ 25,741
Purchases	201	70	62
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Revenue	17,233	18,417	25,741
Purchases	16	15	20
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Revenue	1	0	0
Purchases	₩ 185	₩ 55	₩ 42